Restructuring and Other Costs (Income), Net (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Feb. 28, 2017
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Percentage of Total Workforce Eliminated, Less Than										3.00%		2.00%		3.00%
Cost of Revenues										$ 101.5		$ 9.1		$ 327.6
Selling, General and Administrative Expenses										103.9		46.3		130.7
Restructuring and Other Costs (Income), Net										189.2		115.3		(598.2)
Total Restructuring and Other Costs (Income), Net		$ 98.1	$ 149.8	$ 56.6	$ 90.1	$ 64.9	$ 40.9	$ 24.7	$ 40.2	394.6		170.7		(139.9)
Restructuring and Related Costs, Cash Costs										166.9	[1]	90.7	[2]	253.7	[3]
Restructuring and Related Costs, Other Costs (Income), Net										(2.6)		1.1		19.9
Loss (Gain) Related to Litigation-related Matter										24.0		24.7
Loss (Gain) on Disposition of Property Plant Equipment										4.6
Loss (Gain) on Divestiture of Businesses										0.0		(7.6)		(895.4)
Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										109.1		57.0		140.8
Abandonment of Excess Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										45.9		19.1		10.5
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs	[4]									11.9		14.6		102.4
Monetized Equity Awards [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Other Costs (Income), Net														19.6
Life Sciences Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										31.2		2.0		327.3
Selling, General and Administrative Expenses										36.0		13.6		122.5
Restructuring and Other Costs (Income), Net										87.6		64.4		(516.4)
Total Restructuring and Other Costs (Income), Net										154.8		80.0		(66.6)
Restructuring and Related Costs, Cash Costs										78.1		40.4		232.0
Restructuring and Related Costs, Other Costs (Income), Net										9.5
Loss (Gain) Related to Litigation-related Matter												20.0		9.3
Impairment of Acquired Technology in Development												14.9
Loss (Gain) on Disposition of Property Plant Equipment												(3.0)
Loss (Gain) on Divestiture of Businesses												(7.6)		(760.3)
Life Sciences Solutions [Member] | Costs associated with headcount reductions and facility consolidations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs												34.5
Life Sciences Solutions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										60.2		23.7
Life Sciences Solutions [Member] | Abandonment of Excess Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs										17.9		4.1		5.5
Life Sciences Solutions [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs												6.7
Life Sciences Solutions [Member] | Monetized Equity Awards [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs														91.7
Life Sciences Solutions [Member] | Transaction Costs Related to Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Selling, General and Administrative Expenses										33.8		6.2		100.5
Life Sciences Solutions [Member] | Transaction Costs Related to Divestiture [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs												0.9
Life Sciences Solutions [Member] | Charges for Changes in Estimates of Contingent Consideration for Acquisitions [Member]
Restructuring Cost and Reserve [Line Items]
Selling, General and Administrative Expenses										(1.9)		(1.7)		5.7
Life Sciences Solutions [Member] | Costs to Conform Accounting Policies [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										3.9				21.4
Selling, General and Administrative Expenses														16.2
Life Sciences Solutions [Member] | Charges for Sales of Inventories Revalued at Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										27.2				303.4
Life Sciences Solutions [Member] | Accelerated Depreciation Related to Facility Consolidations [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues														2.3
Selling, General and Administrative Expenses										4.1		9.1
Life Sciences Solutions [Member] | Charges For Cash Compensation Contractually Due To Employees Of Acquired Business [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs												5.0
Analytical Instruments [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										62.4		0.1		(0.8)
Selling, General and Administrative Expenses										46.5		(0.3)		0.9
Restructuring and Other Costs (Income), Net										68.3		26.6		2.5
Total Restructuring and Other Costs (Income), Net										177.2		26.4		2.6
Restructuring and Related Costs, Cash Costs										67.7		22.1
Asset Writedowns												4.5
Loss (Gain) on Disposition of Property Plant Equipment														(6.0)
Analytical Instruments [Member] | Transaction Costs Related to Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Selling, General and Administrative Expenses										37.8
Analytical Instruments [Member] | Costs to Conform Accounting Policies [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										20.8
Selling, General and Administrative Expenses										8.5
Analytical Instruments [Member] | Charges for Sales of Inventories Revalued at Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										41.6
Specialty Diagnostics [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues												0.8		0.9
Selling, General and Administrative Expenses										(0.3)		(0.4)		1.5
Restructuring and Other Costs (Income), Net										14.9		9.7		17.7
Total Restructuring and Other Costs (Income), Net										14.6		10.1		20.1
Restructuring and Related Costs, Cash Costs										6.3				18.7
Restructuring and Related Costs, Other Costs (Income), Net										(1.4)				(1.0)
Loss (Gain) Related to Litigation-related Matter										10.0
Specialty Diagnostics [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs														9.5
Laboratory Products and Services [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										7.9		6.2		0.2
Selling, General and Administrative Expenses										0.5		6.1
Restructuring and Other Costs (Income), Net										17.7		12.6		(121.0)
Total Restructuring and Other Costs (Income), Net										26.1		24.9		(120.8)
Restructuring and Related Costs, Cash Costs										10.9		7.7		7.2
Loss (Gain) due to Pension Plan Settlements and Curtailments														3.8
Loss (Gain) Related to Litigation-related Matter										(1.3)		4.7
Loss (Gain) on Divestiture of Businesses														(133.6)
Laboratory Products and Services [Member] | Charges for Sales of Inventories Revalued at Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										6.2
Laboratory Products and Services [Member] | Accelerated Depreciation Related to Facility Consolidations [Member]
Restructuring Cost and Reserve [Line Items]
Cost of Revenues										1.7
Laboratory Products and Services [Member] | Environmental Restoration Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Costs (Income), Net										8.3
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Selling, General and Administrative Expenses										21.2		27.3		5.8
Restructuring and Other Costs (Income), Net										0.7		2.0		19.0
Total Restructuring and Other Costs (Income), Net										21.9		29.3		24.8
Restructuring and Related Costs, Cash Costs										1.1
Restructuring and Related Costs, Other Costs (Income), Net														17.3
Loss (Gain) due to Pension Plan Settlements and Curtailments														25.6
Loss (Gain) on Disposition of Property Plant Equipment														(9.6)
Corporate [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Costs, Cash Costs												2.0		$ 1.7
Corporate [Member] | Accelerated Depreciation Related to Facility Consolidations [Member]
Restructuring Cost and Reserve [Line Items]
Selling, General and Administrative Expenses										4.0		7.9
Corporate [Member] | Product Liability, Workers Compensation and Other Personal Injury Matters [Member]
Restructuring Cost and Reserve [Line Items]
Selling, General and Administrative Expenses										$ 17.2		$ 19.4
Scenario, Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Identified Future Restructuring Costs																$ 85.0

[1]	Excludes $24.0 million of provision for losses on litigation-related matters; $8.3 million of provision for environmental remediation; $4.6 million of net gains on the sale of real estate; and an aggregate of $2.6 million of non-cash income, net.
[2]	Excludes $24.7 million of provision for losses on litigation-related matters; $14.9 million of impairment of acquired technology in development; a $7.6 million gain on the sale of a product line; $5.0 million of cash compensation contractually due to employees of an acquired business on the date of acquisition; $0.9 million of charges associated with a previous sale of a business; and an aggregate of $1.1 million of non-cash charges, net.
[3]	Excludes a $895.4 million net gain on the sale of businesses, principally the company’s sera and media, gene modulation and magnetic beads businesses and the Cole-Parmer business; $19.6 million of cash compensation to monetize certain equity awards held by Life Technologies’ employees at the date of acquisition that was paid by Life Technologies prior to the acquisition; $9.3 million of provision for losses on pre-acquisition litigation-related matters of Life Technologies; and an aggregate of $19.9 million of non-cash charges, net.
[4]	Other includes cash charges to monetize certain equity awards held by employees of Life Technologies at the date of acquisition, relocation and moving expenses associated with facility consolidations, as well as employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.